General & Administrative Expenses- Shares held by directors and executives (Details) - shares		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
General & Administrative Expenses [Abstract]
Number of shares held by Directors and Executives as a group (in shares)	[1]	3,615,221	3,155,503	2,729,680
Number of restricted stock subject to vesting conditions (in shares)		440,000	465,000	906,666
Base salary entitled to executive officer for termination of employment		18 months

[1]	Includes 440,000 (2018: 465,000, 2017: 906,666) shares of restricted stock subject to vesting conditions.